DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2018
Depreciation Amortization And Impairment Tables Abstract
Depreciation, amortization and impairment
IN MILLIONS OF USD	2018	2017	2016
Depreciation (note 14)	(69.2)	(64.5)	(61.4)
Impairment[1] (note 14)	(14.6)	(0.2)	-
Subtotal	(83.8)	(64.7)	(61.4)
Amortization (note 15)	(45.1)	(44.0)	(42.3)
Subtotal	(45.1)	(44.0)	(42.3)
Total	(128.9)	(108.7)	(103.7)

1	In 2018, Hudson impaired fixed assets related to locations that were performing below expectations. The aggregate recoverable amount for affected locations of USD 10.0 million, was based on value in use and determined at the cash-generating unit level.